RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 31,098	$ 27,221
Key management personnel compensation (in shares)	1,155,500
Key management personnel compensation, share-based payment	$ 7,031	$ 6,408
Techint Holdings S.à.r.l | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	65.03%
Tenaris Investments S.a.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	11.46%